Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	At March 31, 2024 and 2023, property and equipment consisted of the following:
	As of March 31,
	2024	2023
Machinery	$6,837	$7,516
Motor vehicles	1,086	718
Office equipment	1,328	1,222
Furniture and fixtures	797	811
Leasehold improvements	805	787
Leasehold property	7,193	7,235
	18,046	18,289
Less: accumulated depreciation	(7,964)	(7,369)
Total	$10,082	$10,920